UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22516

ASGI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 440-7460

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) As of June 30, 2014

Strategy	Investments	Cost	Fair Value
Event-Driven - 14.61%
Cevian Capital II Ltd.		$1,600,365	$2,145,218
Corvex Offshore Ltd.		2,850,000	3,035,155
Tyrus Capital Event Fund Limited		2,150,000	2,918,178
ValueAct Capital International II, LP		2,400,000	2,694,033
West Face Long Term Opportunities (USA) LP*		64,675	59,652
West Face Long Term Opportunities Fund Ltd.		2,353,668	2,766,471
			13,618,707
Long/Short Credit - 22.17%
Centerbridge Credit Partners Offshore, Ltd.		1,706,328	2,281,683
Centerbridge Credit Partners, LP*		11,527	21,312
Redwood Offshore Fund Ltd.		4,950,000	6,079,130
Thoroughbred Offshore Fund Ltd.		4,308,380	5,650,409
York Credit Opportunities Unit Trust		5,250,000	6,637,878
			20,670,412
Long/Short Equities - 30.33%
AKO Fund Limited		2,810,000	3,072,163
Broadway Gate Offshore Fund, Ltd.		2,871,700	3,466,395
Cadian Offshore Fund Ltd.		2,550,000	2,574,245
Greenlight Capital Offshore (Gold), Ltd.		877,500	1,118,569
Greenlight Capital Offshore Qualified, Ltd.		2,175,000	2,616,311
JAT Capital Offshore Fund Ltd		2,650,000	2,620,628
Lansdowne Developed Markets Fund Limited		2,600,000	3,262,789
Miura Global Fund, Ltd.		3,263,594	3,924,850
Naya Fund		2,650,000	2,675,682
Passport Special Opportunities Fund, LP*		212,814	311,784
Tybourne Equity (Offshore) Fund		2,345,970	2,636,747
			28,280,163
Macro - 16.31%
AHL (Cayman) SPC		1,750,000	1,937,032
BlueCrest Capital International Limited		2,550,000	2,530,245
Brevan Howard Fund Limited		500,000	473,009
Brevan Howard Multi-Strategy Fund Limited		2,025,000	2,217,916
Discovery Global Macro Fund, Ltd.		675,000	709,348
Discovery Global Opportunity Fund, Ltd.		2,450,000	3,087,958
Dymon Asia Macro Fund		2,550,000	2,598,199
Trient Global Macro Fund		1,700,000	1,658,094
			15,211,801

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Strategy	Investments	Cost	Fair Value
Opportunistic - 10.23%
JHL Capital Group Fund, Ltd		$1,850,000	$1,818,557
Luxor Capital Partners Offshore, Ltd.		1,599,990	1,784,398
Peak6 Achievement Fund Ltd.		1,799,872	1,913,348
Roystone Capital Offshore Fund Ltd.		1,950,000	2,067,540
York European Opportunities Unit Trust		1,654,264	1,952,366
			9,536,209
Total Investments (Cost $75,705,647**) - 93.65%			87,317,292
Other Assets and Liabilities, net - 6.35%			5,922,146
Net Assets - 100.00%			$93,239,438

Percentages shown are stated as a percentage of net assets as of June 30, 2014. All investments in Investment Funds are non- income producing.

*	Investment Fund held in ASGI Aurora Special Onshore Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$84,308,559

Gross unrealized appreciation	$4,737,705
Gross unrealized depreciation	(1,728,972)
Net unrealized appreciation	$3,008,733

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	32.39%
Long/Short Credit	23.67
Macro	17.42
Event-Driven	15.60
Opportunistic	10.92
100.00%

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Fair Value Measurements

The ASGI Aurora Opportunities Fund, LLC and its wholly-owned subsidiary, ASGI Aurora Special Onshore Asset Holdings, Inc. (together, the "Fund"), measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

  Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
  Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
  Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.
Alternative Strategies Group, Inc. (the "Adviser") considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in a select group of collective investment vehicles ("Investment Funds") managed by experienced investment managers ("Investment Managers") that implement a number of different alternative investment strategies and invest in a variety of worldwide markets. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows:

Description	Total Fair Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Other Significant Unobservable Inputs	Level 3 Significant Unobservable Inputs
Event-Driven	$13,618,707	$–	$6,574,797	$7,043,910
Long/Short Credit	20,670,412	–	3,690,892	16,979,520
Long/Short Equities	28,280,163	–	17,570,211	10,709,952
Macro	15,211,801	–	13,263,289	1,948,512
Opportunistic	9,536,209	–	6,559,478	2,976,731
Total Investments	$87,317,292	$–	$47,658,667	$39,658,625

There were no transfers between Level 1 and Level 2 during the three month period ended June 30, 2014.

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of June 30, 2014
Investments in Investment Funds
Event-Driven	$5,678,984	$–	$279,731	$885,196	$–	$199,999	$–	$7,043,910
Long/Short Credit	14,938,056	110	512,976	2,920,694	(290)	–	(1,392,026)	16,979,520
Long/Short Equities	7,705,701	34,805	181,951	2,656,366	(115,277)	897,857	(651,451)	10,709,952
Macro	–	–	(59,443)	–	–	2,007,955	–	1,948,512
Opportunistic	2,833,451	10,993	25,799	262,500	(156,012)	–	–	2,976,731
Total	$31,156,192	$45,908	$941,014	$6,724,756	$(271,579)	$3,105,811	$(2,043,477)	$39,658,625

The following table is the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of June 30, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ depreciation)

Event-Driven	$279,731
Long/Short Credit	512,976
Long/Short Equities	181,926
Macro	(59,443)
Opportunistic	33,417
Total	$948,607

All transfers into Level 3 during the period end were due to a portion of the Fund's investment in certain Investment Funds not being available for withdrawal within 90 days of period end. All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end.

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2014. The Fund had no unfunded capital commitments as of June 30, 2014.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2014:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps). Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments. The use of leverage varies considerably. Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, fixed income commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage). Capital is opportunistically allocated as such Investment Managers perceive each strategy's opportunity set changing with market conditions.

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Please refer to the March 31, 2014 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.